CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
CAPITAL STOCK
CAPITAL STOCK

19.  CAPITAL STOCK

(a)	Authorized capital stock

An unlimited number of common shares, without par value, voting and participating.

An unlimited number of preferred shares, Series B, Series C, Series D, Series E, Series F, and Series H, without par value, ranking prior to the common shares with regards to payment of dividends and repayment of capital, non-voting, non-participating, a fixed monthly non-cumulative dividend of 1%, retractable and redeemable.

An unlimited number of preferred shares, Series G, ranking prior to all other shares with regards to payment of dividends and repayment of capital, non-voting, non-participating carrying the rights and restrictions attached to the class as well as a fixed annual cumulative preferred dividend of 11.25%, retractable and redeemable.

19.  CAPITAL STOCK (continued)

(b)	Issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2020	10,718,327	$1,015.6
Reduction of paid-up capital	—	(720.0)
Balance as of December 31, 2021	10,718,327	295.6
Issuance of common shares	20,958	17.3
Balance as of December 31, 2022	10,739,285	$312.9

Issuance of common shares

In 2022, the Corporation issued 20,958 common shares with a value of $17.3 million as part of VMedia Inc. transfer from Quebecor Media (note 7).

Reduction of paid-up capital

During the year ended December 31, 2021, the Corporation reduced its paid-up capital for cash considerations of $720.0 million.